Securities sold under repurchase agreements	12 Months Ended
Dec. 31, 2024
Securities sold under repurchase agreements
Securities sold under repurchase agreements
The following table details the financing transactions under repurchase agreements and the associated interest expense:

	December 31,
	2024	2023	2022
Financing under repurchase agreements	212,931	310,197	300,498
Interest expense related to repurchase agreement	11,675	9,232	7,340
Financing contracts under repurchase agreements generate interest range from 4.49% to 5.36% (2023: 2.27% to 6.05%) with several maturities up to October 16, 2026.